Debt (Details 18) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Apr. 06, 2010	Mar. 22, 2010
Debt
Debt outstanding	23,276,335,000		23,276,335,000
Unsecured debt financing
Debt
Debt outstanding	14,600,000,000		14,600,000,000
Unsecured debt financing | Notes issued under shelf registration statements
Debt
Debt outstanding	8,500,000,000		8,500,000,000
Amount of sinking fund	0		0
Unsecured debt financing | Notes issued under shelf registration statements | Predecessor
Debt
Debt outstanding		9,500,000,000
Amount of sinking fund		0
Unsecured debt financing | Fixed rate notes issued under shelf registration
Debt
Interest rate on fixed rate notes, minimum (as a percent)	3.875%
Interest rate on fixed rate notes, maximum (as a percent)	8.875%
Unsecured debt financing | Fixed rate notes issued under shelf registration | Predecessor
Debt
Interest rate on fixed rate notes, minimum (as a percent)		3.875%
Interest rate on fixed rate notes, maximum (as a percent)		8.875%
Unsecured debt financing | 3.875% notes due 2018 | Predecessor
Debt
Face amount of debt		750,000,000
Interest rate on debt (as a percent)		3.875%
Unsecured debt financing | 4.625% notes due 2021 | Predecessor
Debt
Face amount of debt		500,000,000
Interest rate on debt (as a percent)		4.625%
Unsecured debt financing | Floating rate notes issued under shelf registration due 2016 | Predecessor
Debt
Face amount of debt		550,000,000
Interest rate at period end (as a percent)		2.193%
Unsecured debt financing | Floating rate notes issued under shelf registration due 2016 | LIBOR
Debt
Variable rate basis			3-month LIBOR
Margin added to variable rate basis (as a percent)			1.95%
Unsecured debt financing | Floating rate notes issued under shelf registration due 2016 | LIBOR | Predecessor
Debt
Variable rate basis		three-month LIBOR
Margin added to variable rate basis (as a percent)		1.95%
Unsecured debt financing | 8.625% other senior notes due September 15, 2015 | Predecessor
Debt
Face amount of debt				1,250,000,000	1,250,000,000
Interest rate on debt (as a percent)				8.625%
Amount of sinking fund		0
Unsecured debt financing | 8.750% other senior notes due March 15, 2017 | Predecessor
Debt
Face amount of debt				1,500,000,000
Interest rate on debt (as a percent)				8.75%
Amount of sinking fund		0